ENTITY-WIDE DISCLOSURES	3 Months Ended
Mar. 31, 2024
Entity Wide Disclosures [Abstract]
ENTITY-WIDE DISCLOSURES	ENTITY-WIDE DISCLOSURES
The Group has one reportable operating segment, the manufacturing and sales of electric vehicles in Canada and in the United States.
The Group’s revenue from external customers is divided into the following geographical areas:

	Three months ended
	March 31, 2024	March 31, 2023
Revenue from external customers	$	$
Canada	43,250,852	52,436,969
United States	12,230,037	2,266,436
	55,480,889	54,703,405
16 - ENTITY-WIDE DISCLOSURES (CONTINUED)

During the three months ended March 31, 2024, 20.4% of the Group's revenue depended on one customer (March 31, 2023: 29.0% of the Group’s revenue depended on two customers).
The Group’s non-current assets are allocated to geographic areas as follows:

	March 31, 2024
	Canada	United States	Total
	$	$	$
Other non-current assets	6,984,388	192,551	7,176,939
Property, plant and equipment	91,169,977	102,045,387	193,215,364
Right-of-use assets	33,646,641	52,790,770	86,437,411
Intangible assets	168,946,269	8,716,542	177,662,811
Contract asset	13,205,156	—	13,205,156
	313,952,431	163,745,250	477,697,681

	December 31, 2023
	Canada	United States	Total
	$	$	$
Other non-current assets	6,812,370	182,445	6,994,815
Property, plant and equipment	94,684,032	103,852,651	198,536,683
Right-of-use assets	35,469,879	54,193,260	89,663,139
Intangible assets	167,106,057	8,597,200	175,703,257
Contract asset	13,528,646	—	13,528,646
	317,600,984	166,825,556	484,426,540
Geographical areas are determined according to where the sales take place and according to the location of the long-term assets.